   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 29, 1998

                                                              FILE NO. 33-42484

                                                              FILE NO. 811-6400
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                   FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 35       /X/
                                      AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 36              /X/

                            ------------------------

                        THE ADVISORS' INNER CIRCLE FUND

               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                2 OLIVER STREET
                          BOSTON, MASSACHUSETTS 02109
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES, ZIP CODE)
       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE (800) 932-7781

                                 MARK E. NAGLE
                              C/O SEI CORPORATION
                            OAKS, PENNSYLVANIA 19456
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   COPIES TO:

                           RICHARD W. GRANT, ESQUIRE
                             JOHN H. GRADY, ESQUIRE
                          MORGAN, LEWIS & BOCKIUS LLP
                               1701 MARKET STREET
                        PHILADELPHIA, PENNSYLVANIA 19103

                            ------------------------

    IT IS PROPOSED THAT THIS FILING BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

   / /     IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B)
   / /     ON [DATE] PURSUANT TO PARAGRAPH (B)
   / /     60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)
   /X/     75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)
   / /     ON [DATE] PURSUANT TO PARAGRAPH (A) OF RULE 485.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                          THE ADVISORS' INNER CIRCLE FUND



                                     PROSPECTUS
                                   MARCH 15, 1999



                               LSV VALUE EQUITY FUND


INVESTMENT ADVISER:      LSV ASSET MANAGEMENT



     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED ANY FUND SHARES OR
            DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE.
                  IT IS A CRIME FOR ANYONE TO TELL YOU OTHERWISE.

                            HOW TO READ THIS PROSPECTUS



This prospectus gives you important information about the LSV Value Equity Fund
(Fund) that you should know before investing. Please read this prospectus and keep it for future reference. This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about the Fund.

FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:

     PRINCIPAL INVESTMENT STRATEGIES AND RISKS,
     PERFORMANCE INFORMATION AND EXPENSES                             XXX
     MORE INFORMATION ABOUT RISK                                      XXX
     THE FUND'S OTHER INVESTMENTS                                     XXX
     THE INVESTMENT ADVISER AND FUND MANAGER                          XXX
     PURCHASING AND SELLING FUND SHARES                               XXX
     DIVIDENDS, DISTRIBUTIONS AND TAXES                               XXX
     HOW FUND SHARES ARE DISTRIBUTED                                  XXX
     HOW TO OBTAIN MORE INFORMATION ABOUT THE
     LSV VALUE EQUITY FUND                                            XXX

     Introduction

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.



The Fund has an investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that the Adviser believes will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. The Adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments.



The value of your investment in the Fund is based on the market value of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

     LSV Value Equity Fund



Fund Summary Investment Goal                Long-term growth of capital

Investment Focus                            U.S. large-cap and mid-cap
                                            common stocks

Share Price Volatility                      High


Principal Investment Strategy               Attempts to identify
                                            undervalued stocks which are
                                            out-of-favor in the market

Investor Profile                            Investors who seek long-term
                                            growth of capital and income
                                            and are willing to bear the
                                            risk of investing in equity
                                            securities


INVESTMENT STRATEGY OF THE LSV VALUE EQUITY FUND


The Fund invests primarily in common stocks of large and medium sized companies (i.e., those with market capitalizations of $1 billion or more) which, in the Adviser's opinion, are out-of-favor (undervalued) in the marketplace at the time of purchase and have potential for appreciation in the short-term. The Fund may also invest to a lesser extent in common stocks of such undervalued companies with market capitalizations between $500 million and $1 billion. In selecting investments for the Fund, the Adviser's decision making process is strictly quantitative and driven by a proprietary model which ranks securities based on fundamental measures of value and indicators of near-term appreciation potential. The Adviser's quantitative analysis attempts to limit risk while seeking to maximize the expected return of the portfolio. The Adviser believes that these out-of-favor securities will produce superior future returns if their future growth exceeds the market's low expectations.

PRINCIPAL RISKS OF INVESTING IN THE LSV VALUE EQUITY FUND



Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility which is the principal risk of investing in the Fund.


The Fund is also subject to the risk that its market segment, mid to large cap equity value securities, may underperform other equity market segments or the equity markets as a whole.



Performance Information



The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.



The periods prior to March 15, 1999, when the Fund began operating, represent the performance of the Adviser's similarly managed accounts. This past performance has been adjusted to reflect current expenses of the Fund. The Adviser's similarly managed accounts were not a registered mutual fund so they were not subject to the same investment and tax restrictions as the Fund. If it had been, the collective investment's performance may have been lower.



This bar chart shows changes in the Fund's performance.



THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1998 TO THOSE OF THE RUSSELL 1000 VALUE INDEX.


                                             SINCE
     SHARES              1 YEAR    3 YEARS   INCEPTION
     -----------------------------------------------------
     LSV Value           X.XX%     X.XX%     X.XX%*
     Equity Fund
     Russell 1000
     Value Index         X.XX%     X.XX%     X.XX%**

      * Since [inception date]
      **Since [calc. date for index]

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.



The Frank Russell 1000 Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalization) index of the 1000 largest U.S. companies with lower growth rates and price-to-book ratios.



FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE SHAREHOLDER FEES THAT YOU MAY PAY IF YOU PURCHASE OR SELL FUND SHARES. YOU WOULD PAY THESE FEES DIRECTLY FROM YOUR INVESTMENT IN THE FUND.



-----------------------------------------------------
Maximum Sales Charge (Load)            None
Imposed on Purchases (as a
percentage of offering price)
-----------------------------------------------------
Maximum Deferred Sales Charge          None
(Load) (as a percentage of net
asset value)
-----------------------------------------------------
Maximum Sales Charge (Load)            None
Imposed or Reinvested Dividends
and other Distributions
(as a percentage of offering price)



EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES THE HIGHEST FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.



ANNUAL FUND OPERATING EXPENSES

-------------------------------------------------------------------
     Investment Advisory Fees                     X.XX%
-------------------------------------------------------------------
     Other Expenses                               X.XX%
-------------------------------------------------------------------
     Total Annual Fund Operating Expenses         X.XX%


The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Adviser is voluntarily waiving a portion of its fees to 0.90%. Actual Investment Advisory Fees and Total
Operating Expenses are [    %] and [   %], respectively.  The Adviser could
discontinue this voluntary waivers at any time. For more information about these fees, see "Investment Adviser".



EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.


The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                   ----------------------------------------

                                   1 YEAR                   3 YEARS
                                   ----------------------------------------
                                   $XXX                     $XXX

     More Information About Risk



YEAR 2000 RISK - The Fund depends on the smooth functioning of computer systems in almost every aspect of their business. Like other mutual funds, businesses and individuals around the world, the Fund could be adversely affected if the computer systems used by its service providers do not properly process dates on and after January 1, 2000, and distinguish between the year 2000 and the year 1900. The Fund has asked its service providers whether they expect to have its computer systems adjusted for the year 2000 transition, and is seeking assurances from each service provider that they are devoting significant resources to prevent material adverse consequences to the Fund. While it is likely that such assurances will be obtained, the Fund and its shareholders may experience losses if these assurances prove to be incorrect or as a result of year 2000 computer difficulties experienced by issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others with which the Fund does business.



THE FUND'S OTHER INVESTMENTS



In addition to the investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in our Statement of Additional Information. For liquidity purposes, the Fund may invest a portion of its assets in cash, money market instruments or equity index futures contracts. But, the Fund intends to remain as fully invested as practicable regardless of market conditions. Of course, we cannot guarantee that the Fund will achieve its investment goal.

INVESTMENT ADVISER



The Investment Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.



LSV Asset Management serves as the Adviser to the LSV Value Equity Fund. As of December 31, 1998, LSV Asset Management had approximately $___ billion in assets under management.




FUND MANAGERS



Josef Lakonishok has served as CEO, Partner and Portfolio Manager of LSV Asset Management since its founding in 1994. He has helped manage the LSV Value Equity Fund since its inception. He has more than 20 years of investment and research experience. In addition to his duties at LSV Asset Management, Mr. Lakonishok serves as the William G. Karnes Professor of Finance at the University of Illinois at Urbana-Champaign.


Robert Vishny has served as a Partner and Portfolio Manager of LSV Asset Management since its founding in 1994. He has helped manage the LSV Value Equity Fund since its inception. He has more than 13 years of investment and research experience. In addition to his duties at LSV Asset Management, Mr. Vishny serves as the Eric J. Gleacher Professor of Finance at the University of Chicago.


Menno Vermuelen has served as a Portfolio Manager and Senior Quantitative Analyst of LSV Asset Management since 1995 and a Partner since 1998. He has helped manage the LSV Value Equity Fund since its inception. He has more than 8 years of investment experience. Prior to joining LSV Asset Management, Mr. Vermuelen served as a portfolio manager for ABP Investments.

PURCHASING FUND SHARES



HOW TO PURCHASE FUND SHARES



You may purchase shares by mail or wire on any day that the New York Stock Exchange is open for business (a Business Day).


To purchase shares directly from us, please write your check, payable in U.S. dollars, to "LSV Value Equity Fund." We cannot accept third-party checks, credit cards, credit card checks or cash. You may also purchase shares through financial intermediaries, or other financial institutions that have executed dealer agreements. We may reject any purchase order if we determine that accepting the order would not be in the best interests of the Fund or its shareholders.


Shares of the Fund may also be purchased "in-kind", subject to the Adviser's determination that the securities are acceptable investments for the Fund. In an in-kind purchase, investors transfer securities to the Fund in exchange for Fund shares. Securities accepted by the Fund in an in-kind purchase will be valued at market value. More information about in-kind purchases is discussed in our Statement of Additional Information.


The price per share (the offering price) will be the net asset value per share
(NAV) next determined after we receive your purchase order.


We calculate the Fund's NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time). So, for you to receive the current Business Day's NAV, generally we must receive your purchase order before 4:00 p.m. Eastern time.


Certain investors who deal with a financial institution or financial intermediary will have to follow the institution's or intermediary's procedures for transacting with the Fund. If you purchase or sell Fund shares through a financial institution (rather than directly from us), you may have to transmit your purchase and sale requests to your financial institution at an earlier time for your transaction to become effective that day. This allows the financial institution time to process your request and transmit it to us. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly.

How We Calculate NAV



NAV for one Fund share is the value of that share's portion of the net assets in the Fund.



In calculating NAV, we generally value the Fund's investment portfolio at market price. If market prices are unavailable or we think that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.



Minimum Purchases


To purchase shares for the first time, you must invest in the Fund at least $500,000.



We may accept investments of smaller amounts at our discretion.

SELLING FUND SHARES



HOW TO SELL YOUR FUND SHARES



You may sell (sometimes called "redeem") your shares on any Business Day by contacting us directly by mail or telephone. To sell your shares by telephone, call us at 1-800-FUND-LSV.



If you would like to close your account or have your sale proceeds sent to a third-party or an address other than your own, please notify us in writing and include a signature guarantee (a notarized signature is not sufficient).



The sale price of each share will be the next NAV determined after we receive your request




Receiving Your Money



Normally, we will send your sale proceeds to you within seven Business Days after we receive your request. Your proceeds can be wired to your bank account (subject to a $10.00 fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS DAYS).



Redemptions in Kind



We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (or for the protection of the Fund's remaining shareholders) we might pay all or part of your redemption proceeds in securities with a market value equal to the redemption price (redemption in kind). If your shares are redeemed in kind, you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. The Fund may redeem in kind to discourage short-term trading of shares.



INVOLUNTARY SALES OF YOUR SHARES



If your account balance drops below $500,000 because of redemptions you may be required to sell your shares. But, we will give you at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES



We may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in our Statement of Additional Information.



TELEPHONE TRANSACTIONS
Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although we have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, we are not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with us over the telephone, you will generally bear the risk of any loss.

OTHER INFORMATION



Dividends and Distributions



The Fund distributes its income annually and makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify us in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after we receive your written notice. To cancel your election, simply send us written notice.



Taxes



PLEASE CONSULT YOUR TAX ADVISER REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from the Fund may be taxable whether or not you reinvest them. Capital gains distributions may be taxable at different rates depending on the length of time the Fund holds its portfolio securities. YOU MAY BE TAXED ON EACH SALE OF FUND SHARES.



MORE INFORMATION ABOUT TAXES IS IN OUR STATEMENT OF ADDITIONAL INFORMATION.

                          THE ADVISORS' INNER CIRCLE FUND
                               LSV VALUE EQUITY FUND


INVESTMENT ADVISER
LSV Asset Management
200 W. Madison Street, 27th Floor
Chicago, Illinois 60606


DISTRIBUTOR
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456


LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
1800 M Street, N.W.
Washington, D.C. 20036



More information about the Fund is available without charge through the following:




STATEMENT OF ADDITIONAL INFORMATION (SAI)
                                        ---------------------------------------
Our SAI dated March 15, 1999, includes detailed information about The Advisors' Inner Circle Fund and the LSV Value Equity Fund. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.



ANNUAL AND SEMI-ANNUAL REPORTS
                                        ---------------------------------------
These reports list the Fund's holdings and contain information from the Fund's managers about strategies, and recent market conditions and trends. The reports also contain detailed financial information about the Fund.



TO OBTAIN MORE INFORMATION:

BY TELEPHONE: Call 1-800-FUND-LSV


BY MAIL: Write to us
LSV Value Equity Fund
c/o The Advisors' Inner Circle Fund
P.O. Box 419009
Kansas City, Missouri  64141-6009


FROM THE SEC: You can also obtain the SAI or the Annual and Semi-annual reports, as well as other information about The Advisors' Inner Circle Fund, from the SEC's website ("HTTP://WWW.SEC.GOV"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-6009. The Fund's Investment Company Act registration number is 811-6400.

                                     TRUST:
                        THE ADVISORS' INNER CIRCLE FUND

Fund:

  LSV Value Equity Fund

Investment Adviser:

  LSV Asset Management

    This STATEMENT OF ADDITIONAL INFORMATION is not a prospectus and relates only to the LSV Value Equity Fund (the "Fund"). It is intended to provide additional information regarding the activities and operations of The Advisors' Inner Circle Fund (the "Trust") and the Fund and should be read in conjunction with the Fund's Prospectus dated March 15, 1999. The Prospectus for the Fund may
be obtained by calling        .

                               TABLE OF CONTENTS

The Trust.................................................................   S-2
Investment Objective and Policies.........................................   S-2
Description of Additional Investments.....................................   S-2
Investment Limitations....................................................   S-5
The Adviser...............................................................   S-6
The Administrator.........................................................   S-7
The Distributor...........................................................   S-8
The Transfer Agent........................................................   S-8
The Custodian.............................................................   S-8
Independent Public Accountants............................................   S-8
Legal Counsel.............................................................   S-9
Trustees and Officers of the Trust........................................   S-9
Performance Information...................................................  S-11
Calculation of Total Return...............................................  S-11
Purchasing Shares.........................................................  S-12
Redeeming Shares..........................................................  S-12
Determination of Net Asset Value..........................................  S-12
Taxes.....................................................................  S-12
Fund Transactions.........................................................  S-15
Trading Practices and Brokerage...........................................  S-15
Description of Shares.....................................................  S-16
Shareholder Liability.....................................................  S-16
Limitation of Trustees' Liability.........................................  S-16
Year 2000.................................................................  S-17

March 15, 1999

[            ]

                                   THE TRUST

    This Statement of Additional Information relates only to the LSV Value Equity Fund (the "Fund"). The Fund is a separate series of The Advisors' Inner Circle Fund (the "Trust"), an open-end investment management company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated July 18, 1991. The Declaration of Trust permits the Trust to offer separate series ("portfolios") of shares of beneficial interest ("shares"). Each portfolio is a separate mutual fund, and each share of each portfolio represents an equal proportionate interest in that portfolio. See "Description of Shares." No investment in shares of a portfolio should be made without first reading that portfolio's prospectus. Capitalized terms not defined herein are defined in the Prospectus offering shares of the Fund.

    The Fund pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing and insurance expenses and pays additional expenses, brokerage costs, interest charges, taxes and organization expenses and (ii) pro rata share of the Trust's other expenses, including audit and legal expenses. The Fund's expense ratios are disclosed under "Fund Fees and Expenses" in the Prospectus.

                       INVESTMENT OBJECTIVE AND POLICIES

    The Fund seeks long term growth of capital. The Fund will be as fully invested as practicable (at least 65% of its total assets under normal conditions) in common stocks. The Fund may invest in warrants, rights to purchase common stocks, debt securities convertible into common stocks and preferred stocks. A portion of the Fund may also be invested in investment grade fixed income securities, cash and money market securities. Investment grade fixed income securities are debt securities rated in one of the four highest rating categories ("investment grade") by a nationally recognized statistical rating organization (an "NRSRO") or that the Adviser determines are of comparable quality. The Fund may also make limited use of equity index futures contracts for liquidity purposes.

    In order to generate additional income, the Fund may lend securities which it owns. The Fund may also invest in repurchase agreements.

    The phrase "principally invests" as used in the prospectus means that the Fund invests at least 65% of its assets in the securities as described in the sentence.

                     DESCRIPTION OF ADDITIONAL INVESTMENTS

    The Fund may invest in any of the following instruments for temporary cash management purposes:

    BANKERS' ACCEPTANCES--A bankers' acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank. It is used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

    CERTIFICATES OF DEPOSIT--A certificate of deposit is a negotiable, interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds, and normally can be traded in the secondary market prior to maturity. Certificates of deposit have penalties for early withdrawal.

    COMMERCIAL PAPER--Commercial paper is the term used to designate unsecured, short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a day to nine months.

    FUTURES CONTRACTS--Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price.

    The Fund may use futures contracts for bona fide hedging purposes or to gain exposure to a particular portion of the equity market or instrument. The Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

    Index futures are futures contracts for various indices that are traded on registered securities exchanges. An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made.

    Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold" or "selling" a contract which has previously been "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.

    Futures traders are required to make a good faith margin deposit in cash or government securities with or for the account of a broker or custodian to initiate and maintain open secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to make delivery of the instruments underlying the futures contracts they hold. The inability to close futures positions also could have an adverse impact on the ability to effectively gain exposure to the portion of the equity market represented by the underlying index.

    The risk of loss in trading futures contracts can be substantial, due both to the low margin deposits required and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (or gain) to the Fund. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, the Adviser will not use futures contracts for leverage purposes and, does not believe that the Fund will generally be subject to the risks of loss frequently associated with futures transactions. The Fund presumably would have sustained comparable losses if, instead of the futures contract, they had invested in the underlying financial instrument and sold it after the decline.

    Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses.

    ILLIQUID SECURITIES--Illiquid securities are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on the Fund's books. Illiquid securities include demand instruments with a demand notice period exceeding seven days, when there is no secondary market for such security and repurchase agreements with durations over seven days in length.

    INVESTMENT COMPANY SHARES--The Fund may invest up to 10% of its total assets in shares of other investment companies that invest exclusively in those securities in which the Fund may invest directly. These investment companies typically incur fees that are separate from those fees incurred directly by the Fund. The Fund's purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying Fund expenses. Under applicable regulations, the Fund is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Fund owns more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Fund's total assets; or
(3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund.

    MONEY MARKET INSTRUMENTS--Money market securities are high-quality, dollar-denominated, short-term debt instruments. They consist of: (i) bankers' acceptances, certificates of deposits, notes and time deposits of U.S. banks and U.S. branches of foreign banks; (ii) U.S. Treasury obligations and obligations of agencies and instrumentalities of the U.S. Government; (iii) commercial paper issued by U.S. and foreign corporations rated in one of the two highest ratings categories by a nationally recognized statistical ratings organization (an "NRSRO"); (iv) debt obligations with a maturity of one year or less issued by corporations that issue commercial paper rated in one of the two highest ratings categories by an NRSRO; and (v) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers.

    REPURCHASE AGREEMENTS--Repurchase agreements are agreements by which a person (E.G., the Fund) obtains a security and simultaneously commits to return the security to the seller (a primary securities dealer as recognized by the Federal Reserve Bank of New York or a national member bank as defined in Section 3(d)(1) of the Federal Deposit Insurance Act, as amended) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is, in effect, secured by the value of the underlying security.

    Repurchase agreements are considered to be loans by the Fund for purposes of its investment limitations. The repurchase agreements entered into by the Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by the Fund, the appropriate custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying security to the seller's estate.

    SECURITIES LENDING--The Fund may lend securities pursuant to agreements which require that the loans be continuously secured by collateral at all times equal to 100% of the market value of the loaned securities which consists of: cash, securities of the U.S. Government or its agencies, or any combination of cash and such securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for the Fund exceed one-third of the value of the Fund's total assets taken at fair market value. The Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. Government securities. However, the Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the appropriate Adviser to be of good standing and when, in the judgment of that Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party. The Fund may use the Distributor or a broker-dealer affiliate of an Adviser as a broker in these transactions.

    U.S. GOVERNMENT AGENCY OBLIGATIONS--U.S. Government agency obligations are obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government. Agencies of the United States Government which issue obligations consist of, among others, the Export Import Bank of the United States, Farmers Home Administration, Federal Farm Credit Bank, Federal Housing Administration, Government National Mortgage Association ("GNMA"), Maritime Administration, Small Business Administration and The Tennessee Valley Authority. Obligations of instrumentalities of the United States Government include securities issued by, among others, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Intermediate Credit Banks, Federal Land Banks, Fannie Mae and the United States Postal Service as well as government trust certificates. Some of these securities are supported by the full faith and credit of the United States Treasury, others are supported by the right of the issuer to borrow from the Treasury and still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing the value of the obligation prior to maturity.

                             INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

    The following investment limitations are fundamental policies of the Fund that cannot be changed without the consent of the holders of a majority of the Fund's outstanding shares. The phrase "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

The Fund may not:

 1. Purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements involving such securities) if as a result more than 5% of the total assets of the Fund would be invested in the securities of such issuer. This restriction applies to 75% of the Fund's total assets.

 2. Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements involving such securities. For purposes of this limitation, (i) utility companies will be classified according to their services, for example, gas distribution, gas transmission, electric and telephone will each be considered a separate industry; and (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry.

 3. Acquire more than 10% of the voting securities of any one issuer.

 4. Invest in companies for the purpose of exercising control.

 5. Issue any class of senior security or sell any senior security of which it is the issuer, except that the Fund may borrow from any bank, provided that immediately after any such borrowing there is asset coverage of at least 300% for all borrowings of the Fund, and further provided that, to the extent that such borrowings exceed 5% of the Fund's total assets, all borrowings shall be repaid before the Fund makes additional investments. The term "senior security" shall not include any temporary borrowings that do not exceed 5% of the value of the Fund's total assets at the time the Fund makes such temporary borrowing. In addition, investment strategies that either obligate the Fund to purchase securities or require the Fund to segregate assets will not be considered borrowings or senior securities. This investment limitation shall not preclude the Fund from issuing multiple classes of shares in reliance on SEC rules or orders.

 6. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

 7. Purchase or sell real estate, real estate limited partnership interests, physical commodities or commodities contracts except that the Fund may purchase commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

 8. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions and sell securities short "against the box."

 9. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling the Fund security.

10. Purchase securities of other investment companies except as permitted by the Investment Company Act of 1940, as amended (the "1940 Act") and the rules and regulations thereunder.

    The foregoing percentages apply at the time of the purchase of a security.

NON-FUNDAMENTAL POLICIES

    The following investment limitation of the Fund is non-fundamental and may be changed by the Trust's Board of Trustees without shareholder approval:

 1. The Fund may not invest in illiquid securities in an amount exceeding, in the aggregate, 15% of the Fund's net assets.

    Except with respect to the Fund's policy concerning borrowing and illiquid securities, if a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in values or assets will not constitute a violation of such restriction.

                                  THE ADVISER

    LSV Asset Management (the "Adviser") and the Trust have entered into an
advisory agreement dated        , 1998 (the "Advisory Agreement"). The Advisory
Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

    Formed in 1994, the Adviser is a quantitative value equity manager providing active management through the application of proprietary models. The principals of this Delaware general partnership are Josef Lakonishok, Andrei Shleifer, Robert Vishny, Menno Vermuelen and Christopher LaCroix. The general partners of the partnership are Lakonishok Corporation, Shleifer Corporation, Vishny Corporation, Menno LLC, LaCroix LLC, and SEI Funds, Inc. SEI Investment Company
is the parent of SEI Funds, Inc. As of        , LSV had approximately $  billion
in assets under management. The principal business address of the Adviser is 200
W. Madison Street, 27th Floor, Chicago, Illinois 60606.

    Under the Advisory Agreement, the Adviser makes the investment decisions for the assets of the Fund and continuously reviews, supervises and administers the Fund's investment program, subject to the supervision of, and policies established by, the Trustees of the Trust. In addition to advising the Funds, the Adviser provides advisory services to institutional investors and serves as a sub-adviser to registered investment companies.

    The continuance of the Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund, and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust.

    For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .55% of the average daily net assets of the Fund. The Adviser has voluntarily agreed to waive a portion of its advisory fees in order to limit total operating expenses of the Fund to not more than .90% of average daily net assets. The Adviser reserves the right, in its sole discretion, to terminate its fee waiver at any time.

    Prior to the effective date of the Prospectus, the Fund had not commenced operations and therefore did not pay advisory fees.

PORTFOLIO MANAGEMENT

    Messrs. Lakonishok, Shleifer and Vishny have developed proprietary computer models based on their research of investor behavior and the performance of contrarian investment strategies. The portfolio decision making process is strictly quantitative and driven by (i) a proprietary computer model which ranks securities based on fundamental measures of value and indicators of near-term appreciation potential and, (ii) a risk control process that controls for residual benchmark risk while attempting to maximize the expected return of the portfolios. Refinements to the model are made as suggested by advances in the Adviser's research and these refinements are generally incremental in nature. The Adviser may modify the investment model used to manage the Fund at any time without notice.

                               THE ADMINISTRATOR

    SEI Investments Mutual Funds Services (the "Administrator"), serves as the administrator of the Trust. The Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. For these administrative services, the Administrator is entitled to a fee from the Fund, which is calculated daily and paid monthly, at an annual rate of 0.10% of the Fund's first $100 million of average daily net assets; 0.08% of the next $100 million of average daily net assets; and 0.07% of the Fund's average daily net assets over $200 million. However, the Fund pays the Administrator a minimum annual fee of $75,000.

    The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

    The Administration Agreement shall remain effective for the initial term of the Agreement and each renewal term thereof unless earlier terminated (a) by the mutual written agreement of the parties; (b) by either party of the Administration Agreement on 90 days' written notice, as of the end of the initial term or the end of any renewal term; (c) by either party of the Administration Agreement on such date as is specified in written notice given by the terminating party, in the event of a material breach of the Administration Agreement by the other party, provided the terminating party has notified the other party of such breach at least 45 days' prior to the specified date of termination and the breaching party has not remedied such breach by the specified date; (d) effective upon the liquidation of the Administrator; or (e) as to the Fund or the Trust, effective upon the liquidation of the Fund or the Trust, as the case may be.

    The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to the following other mutual funds: The Achievement Funds Trust, The Arbor Fund, ARK Funds, Armada Funds, Bishop Street Funds, Boston 1784 Funds-Registered Trademark-, CrestFunds, Inc., CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Monitor Funds, The Nevis Funds, Oak Associates Funds, The PBHG Funds, Inc., PBHG Advisor Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, TIP Funds and Alpha Select Funds.

    The Administrator will not be required to bear expenses of the Fund to an extent which would result in the Fund's inability to qualify as a regulated investment company under provisions of the Code. The term "expenses" is defined in such laws or regulations, and generally excludes brokerage commissions, distribution expenses, taxes, interest and extraordinary expenses.

                                THE DISTRIBUTOR

    SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments, and the Trust are parties to a distribution agreement (the "Distribution Agreement"). The Distributor will not receive compensation for distribution of shares of the Fund.

    The Distribution Agreement shall remain in effect for a period of two years after the effective date of the agreement and is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Trustees who are not interested persons and have no financial interest in the Distribution Agreement or by a majority vote of the outstanding securities of the Trust upon not more than 60 days' written notice by either party or upon assignment by the Distributor.

                               THE TRANSFER AGENT

    DST Systems, Inc., 330 W. 9th Street, Kansas City, MO 64105 serves as the Trust's transfer agent.

                                 THE CUSTODIAN

    First Union National Bank, Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101 acts as custodian (the "Custodian") of the Fund. The Custodian holds cash, securities and other assets of the Fund as required by the 1940 Act.

                         INDEPENDENT PUBLIC ACCOUNTANTS

    Arthur Andersen LLP serves as independent public accountants for the Trust.

                                 LEGAL COUNSEL

    Morgan, Lewis & Bockius LLP 1800 M Street, N.W., Washington, D.C. serves as legal counsel to the Trust.

                       TRUSTEES AND OFFICERS OF THE TRUST

    The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust. The Trust pays the fees for unaffiliated Trustees.

    The Trustees and Executive Officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Unless otherwise noted, the business address of each Trustee and each Executive Officer is SEI Investments Company, Oaks, Pennsylvania 19456. Certain officers of the Trust also serve as officers of some or all of the following:
The Achievement Funds Trust, The Arbor Fund, ARK Funds, Armada Funds, Bishop Street Funds, Boston 1784 Funds-Registered Trademark-, CrestFunds, Inc., CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Monitor Funds, Oak Associates Funds, The PBHG Funds, Inc., PBHG Advisor Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, TIP Funds and Alpha Select Funds, each of which is an open-end management investment company managed by SEI Investments Mutual Funds Services or its affiliates and, except for PBHG Advisor Funds, Inc., distributed by SEI Investments Distribution Co.

    ROBERT A. NESHER (DOB 08/17/46)--Chairman of the Board of Trustees*--Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Executive Vice President of SEI Investments, 1986-1994. Director and Executive Vice President of the Administrator and the Distributor, 1981-1994. Trustee of The Arbor Fund, Boston 1784
Funds-Registered Trademark-, The Expedition Funds, Oak Associates Funds, Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

    JOHN T. COONEY (DOB 01/20/27)--Trustee**--Vice Chairman of Ameritrust Texas N.A., 1989-1992, and MTrust Corp., 1985-1989. Trustee of The Arbor Fund, The Expedition Funds, and Oak Associates Funds.

    WILLIAM M. DORAN (DOB 05/26/40)--Trustee*--1701 Market Street, Philadelphia, PA 19103-2921. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, SEI Investments, the Administrator and the Distributor. Director and Secretary of SEI Investments and Secretary of the Administrator and the Distributor. Trustee of The Arbor Fund, The Expedition Funds, Oak Associates Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

    ROBERT A. PATTERSON (DOB 11/05/27)--Trustee**--Pennsylvania State University, Senior Vice President, Treasurer (Emeritus). Financial and Investment Consultant, Professor of Transportation (1984-present). Vice President-Investments, Treasurer, Senior Vice President (Emeritus) (1982-1984). Director, Pennsylvania Research Corp.; Member and Treasurer, Board of Trustees of Grove City College. Trustee of The Arbor Fund, The Expedition Funds and Oak Associates Funds.

    EUGENE B. PETERS (DOB 06/03/29)--Trustee**--Private investor from 1987 to present. Vice President and Chief Financial Officer, Western Company of North America (petroleum service company)

(1980-1986). President of Gene Peters and Associates (import company) (1978-1980). President and Chief Executive Officer of Jos. Schlitz Brewing Company before 1978. Trustee of The Arbor Fund, The Expedition Funds and Oak Associates Funds.

    JAMES M. STOREY (DOB 04/12/31)--Trustee**--Partner, Dechert Price & Rhoads, from September 1987 - December 1993; Trustee of The Arbor Fund, The Expedition Funds, Oak Associates Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

    TODD B. CIPPERMAN (DOB 02/14/66)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of SEI Investments, the Administrator and the Distributor since 1995. Associate, Dewey Ballantine (law firm), 1994-1995. Associate, Winston & Strawn (law firm) 1991-1994.

    JAMES R. FOGGO (DOB 06/30/64)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Associate, Paul Weiss, Rifkind, Wharton & Garrison (law firm), 1998. Associate, Baker & McKenzie (law firm), 1995-1998. Associate, Battle Fowler L.L.P. (law firm), 1993-1995. Operations Manager, The Shareholder Services Group, Inc., 1986-1990.

    LYDIA A. GAVALIS (DOB 06/05/64)--Vice President and Assistant
Secretary--Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.

    KATHY HEILIG (DOB 12/21/58)--Vice President and Assistant
Secretary--Treasurer of SEI Investments since 1997; Assistant Controller of SEI Investments since 1995; Vice President of SEI Investments since 1991; Director of Taxes of SEI Investments, 1987 to 1991. Tax Manager, Arthur Anderson LLP prior to 1987.

    JOSEPH M. O' DONNELL (DOB 11/13/54)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Vice President and General Counsel, FPS Services, Inc., 1993-1997. Staff Counsel and Secretary, Provident Mutual Family of Funds, 1990-1993.

    SANDRA K. ORLOW (DOB 10/18/53)--Vice President and Assistant
Secretary--Secretary of the Distributor since 1998; Vice President of the Distributor since 1988. Vice President and Assistant Secretary of SEI Investments since 1988. Assistant Secretary of the Distributor from 1988 to 1998.

    KEVIN P. ROBINS (DOB 04/15/61)--Vice President and Assistant
Secretary--Senior Vice President and General Counsel of SEI Investments, the Administrator and the Distributor since 1994. Assistant Secretary of SEI Investments since 1992; Secretary of the Administrator since 1994. Vice President, General Counsel and Assistant Secretary of the Administrator and the Distributor, 1992-1994. Associate, Morgan, Lewis & Bockius LLP (law firm), 1988-1992.

    LYNDA J. STRIEGEL (DOB 10/30/48)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Senior Asset Management Counsel, Barnett Banks, Inc., 1997-1998. Partner, Groom and Nordberg, Chartered, 1996-1997. Associate General Counsel, Riggs Bank, N.A., 1991-1995.

    MARK E. NAGLE (DOB 10/20/59)--Controller and Chief Financial Officer--Vice President of Fund Accounting and Administration for SEI Fund Resources and Vice President of the Administrator since 1996. Vice President of the Distributor since December 1997. Vice President, Fund Accounting, BISYS Fund Services, September 1995 to November 1996. Senior Vice President and Site Manager, Fidelity Investments 1981 to September 1995.

    JOHN H. GRADY, JR. (DOB 06/01/61)--Secretary--1701 Market Street, Philadelphia, PA 19103-2921, Partner since 1995, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, SEI Investments, the Administrator and the Distributor.

------------------------

 * Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act.

** Messrs. Cooney, Patterson, Peters and Storey serve as members of the Audit
   Committee of the Fund.

    The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust. The Trust pays the fees for unaffiliated Trustees.

    The following table exhibits Trustee compensation for the fiscal year ended October 31, 1998.

                                                                                                              TOTAL
                                      AGGREGATE                                                         COMPENSATION FROM
                                    COMPENSATION           PENSION OR                                  REGISTRANT AND FUND
                                   FROM REGISTRANT         RETIREMENT             ESTIMATED         COMPLEX* PAID TO TRUSTEES
                                 FOR THE FISCAL YEAR    BENEFITS ACCRUED           ANNUAL                      FOR
                                  ENDED OCTOBER 31,        AS PART OF           BENEFITS UPON        THE FISCAL PERIOD ENDED
NAME OF PERSON, POSITION                1998             TRUST EXPENSES          RETIREMENT             OCTOBER 31, 1998
------------------------------  ---------------------  -------------------  ---------------------  ---------------------------
John T. Cooney, Trustee.......        $                           N/A                   N/A        $      for services on 1
                                                                                                     board
Frank E. Morris, Trustee......        $                           N/A                   N/A        $      for services on 1
                                                                                                     board
Robert Patterson, Trustee             $                           N/A                   N/A        $      for services on 1
                                                                                                     board
Eugene B. Peters, Trustee.....        $                           N/A                   N/A        $      for services on 1
                                                                                                     board
James M. Storey, Esq.,
  Trustee.....................        $                           N/A                   N/A        $      for services on 1
                                                                                                     board
William M. Doran, Esq.,
  Trustee.....................        $       0                   N/A                   N/A        $0 for service on 1 board
Robert A. Nesher, Chairman of
  the Board...................        $       0                   N/A                   N/A        $0 for service on 1 board

------------------------------

* For purposes of this table, the Fund is the only investment company in the "Fund Complex."

                            PERFORMANCE INFORMATION

    From time to time, the Trust may advertise total return of the Fund. These figures will be based on the Fund's historical earnings and are not intended to indicate future performance. No representation can be made concerning actual future returns.

PERFORMANCE COMPARISONS

    The Fund may periodically compare its performance to other mutual funds tracked by mutual fund rating services, to broad groups of comparable mutual funds, or to unmanaged indices. These comparisons to unmanaged indices may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

                          CALCULATION OF TOTAL RETURN

    The total return of the Fund refers to the average compounded rate of return to a hypothetical investment for designated time periods (including, but not limited to, the period from which that Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P(1 + T) TO THE POWER OF (n) = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value, as of the end of the designated time period, of a hypothetical $1,000 payment made at the beginning of the designated time period.

                               PURCHASING SHARES

    Purchases and redemptions may be made through the Distributor on a day on which the New York Stock Exchange is open for business, except Good Friday. Shares of the Fund are offered on a continuous basis. Currently, the holidays observed by the New York Stock Exchange are as follows: New Year's Day, Presidents' Day, Martin Luther King Jr. Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving and Christmas.

                                REDEEMING SHARES

    It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. The Trust has received exemptive relief from the Securities and Exchange Commission (the "SEC"), which permits the Trust to make in-kind redemptions to those shareholders that are affiliated with the Fund solely by their ownership of a certain percentage of the Fund.

    A Shareholder will at all times be entitled to aggregate cash redemptions from all portfolios of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

    The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which the disposal or valuation of the Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of any Fund for any period during which the New York Stock Exchange, the Federal Reserve Banks, the Adviser, the Administrator, the Transfer Agent and/or the Custodian are not open for business.

                        DETERMINATION OF NET ASSET VALUE

    The securities of the Fund are valued by the Administrator. The Administrator will use an independent pricing service to obtain valuations of securities. The pricing service relies primarily on prices of actual market transactions as well as trader quotations. However, the service may also use a matrix system to determine valuations of fixed income securities, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

                                     TAXES

    The following is only a summary of certain additional federal income tax considerations generally affecting the Fund and its shareholders that are not described in the Fund's prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Fund's prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.

FEDERAL INCOME TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS

    The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

QUALIFICATION AS REGULATED INVESTMENT COMPANY

    The Fund intends to qualify and elect to be treated as a "regulated investment company" ("RIC") as defined under Subchapter M of the Code. By following such a policy, the Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject.

    In order to qualify as a RIC, the Fund must distribute at least 90% of its net investment income (generally, includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses less operating expenses) and at least 90% of its net tax exempt interest income, for each tax year, if any, to its shareholders and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities, or certain other income; (ii) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers that the Fund controls or that are engaged in the same, similar or related trades or business.

    Although the Fund intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, the Fund will be subject to federal income taxation to the extent any such income or gains are not distributed.

    If the Fund fails to qualify for any taxable year as a RIC, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. In this event, distributions generally will be eligible for the dividends-received deduction for corporate shareholders.

FUND DISTRIBUTIONS

    Distributions of investment company taxable income will be taxable to shareholders as ordinary income, regardless of whether such distributions are paid in cash or are reinvested in additional Shares, to the extent of the Fund's earnings and profits. The Fund anticipates that it will distribute substantially all of its investment company taxable income for each taxable year.

    The Fund may either retain or distribute to shareholders its excess of net long-term capital gains over net short-term capital losses ("net capital gains"). If such gains are distributed as a capital gains distribution, they are taxable to shareholders who are individuals at a maximum rate of 20%, regardless of the length of time the shareholder has held shares. If any such gains are retained, the Fund will pay federal income tax thereon.

    In the case of corporate shareholders, distributions (other than capital gains distributions) from a RIC, generally qualify for the dividends-received deduction only to the extent of the gross amount of qualifying dividends received by the Fund for the year. Generally, and subject to certain limitations, a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. Accordingly, such distributions will generally qualify for the corporate dividends-received deduction.

    Ordinarily, investors should include all dividends as income in the year of payment. However, dividends declared payable to shareholders of record in December of one year, but paid in January of the following year, will be deemed for tax purposes to have been received by the shareholder and paid by the Fund in the year in which the dividends were declared.

    The Fund will provide a statement annually to shareholders as to the federal tax status of distributions paid (or deemed to be paid) by the Fund during the year, including the amount of dividends eligible for the corporate dividends-received deduction.

SALE OR EXCHANGE OF FUND SHARES

    Generally, gain or loss on the sale or exchange of a Share will be capital gain or loss that will be long-term if the Share has been held for more than twelve months and otherwise will be short-term. For individuals, long-term capital gains are currently taxed at a maximum rate of 20% and short-term capital gains are currently taxed at ordinary income tax rates. However, if a shareholder realizes a loss on the sale, exchange or redemption of a Share held for six months or less and has previously received a capital gains distribution with respect to the Share (or any undistributed net capital gains of the Fund with respect to such Share are included in determining the shareholder' long-term capital gains), the shareholder must treat the loss as a long-term capital loss to the extent of the amount of the prior capital gains distribution (or any undistributed net capital gains of the Fund that have been included in determining such shareholder's long-term capital gains). In addition, any loss realized on a sale or other disposition of Shares will be disallowed to the extent an investor repurchases (or enters into a contract or option to repurchase) Shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the Shares). This loss disallowance rule will apply to Shares received through the reinvestment of dividends during the 61-day period.

    In certain cases, the Fund will be required to withhold, and remit to the United States Treasury, 31% of any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, or (3) has failed to certify to the Fund that such shareholder is not subject to backup withholding.

IN-KIND PURCHASES

    The Fund may, in certain circumstances involving tax-free reorganizations and certain other transactions, accept securities that are appropriate investments as payment for Fund shares (an "In-Kind Purchase"). An In-Kind Purchase may result in adverse tax consequences under certain circumstances to:
(1) investors transferring securities for shares ("In-Kind Investors"), (2) investors who acquire shares of the Fund after a transfer ("new shareholders") or (3) investors who own shares at the time of transfer ("current shareholders"). As a result of an In-Kind Purchase, the Fund may acquire securities that have appreciated in value or depreciated in value from the date they were acquired. If appreciated securities were to be sold after an In-Kind Purchase, the amount of the gain would be taxable to new shareholders, current shareholders and In-Kind Investors. The effect of this for current shareholders or new shareholders would be to tax them on a distribution that represents an increase in the value of their investment. The effect on In-Kind Investors would be to reduce their potential liability for tax on capital gains by spreading it over a larger asset base. The opposite may occur if the Fund acquire securities having an unrealized capital loss. In that case, In-Kind Investors will be unable to utilize the loss to offset gains, but, because an In-Kind Purchase will not result in any gains, the inability of In-Kind Investors to utilize unrealized losses will have no immediate tax effect. For new shareholders or current shareholders, to the extent that unrealized losses are realized by the Fund, new shareholders or current shareholders may benefit by any reduction in net tax liability attributable to the losses. The Adviser cannot predict whether securities acquired in any In-Kind Purchase will have unrealized gains or losses on the date of the In-Kind Purchase. Consistent with its duties as investment adviser, the Adviser will, however, take tax consequences to investors into account when making decisions to sell portfolio assets, including the impact of realized capital gains on shareholders of the Fund.

FEDERAL EXCISE TAX

    If the Fund fails to distribute in a calendar year at least 98% of its ordinary income for the year and 98% of its capital gain net income (the excess of short and long term capital gains over short and long term capital losses) for the one-year period ending October 31 of that year (and any retained amount from the prior calendar year), the Fund will be subject to a nondeductible 4% Federal excise tax on the undistributed amounts. The Fund intends to make sufficient distributions to avoid imposition of this tax, or to retain, at most its net capital gains and pay tax thereon.

STATE AND LOCAL TAXES

    The Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by the Fund to shareholders and the ownership of shares may be subject to state and local taxes.

                               FUND TRANSACTIONS

    The Fund has no obligation to deal with any broker-dealer or group of broker-dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees of the Trust, the Adviser is responsible for placing the orders to execute transactions for the Fund. In placing orders, it is the policy of the Trust to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities and the firm's risk in positioning the securities involved. While the Adviser generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available.

    The money market instruments in which the Fund invests are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the Adviser will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market instruments are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Fund will primarily consist of dealer spreads and underwriting commissions.

                        TRADING PRACTICES AND BROKERAGE

    The Adviser selects brokers or dealers to execute transactions for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers or dealers provide transactions at best price and execution for the Adviser. Best price and execution includes many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. The Adviser's determination of what are reasonably competitive rates is based upon the professional knowledge of its trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Adviser pays a minimal share transaction cost when the transaction presents no difficulty. Some trades are made on a net basis where the Adviser either buys securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.

    The Adviser may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Fund may obtain, it is the opinion of the Adviser and the Trust's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

    It is expected that the Fund may execute brokerage or other agency transactions through the Distributor, which is a registered broker-dealer, for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934 and rules promulgated by the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for the Fund on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

    Since the Trust does not market its shares through intermediary brokers or dealers, it is not the Trust's practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through such firms. However, the Adviser may place portfolio orders with qualified broker-dealers who recommend the Fund's shares to clients, and may, when a number of brokers and dealers can provide best net results on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.

                             DESCRIPTION OF SHARES

    The Declaration of Trust authorizes the issuance of an unlimited number of portfolios and shares of each portfolio, each of which represents an equal proportionate interest in the portfolio with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the portfolio. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares. All consideration received by the Trust for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

                             SHAREHOLDER LIABILITY

    The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

                       LIMITATION OF TRUSTEES' LIABILITY

    The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

                                   YEAR 2000

    The Trust depends on the smooth functioning of computer systems in almost every aspect of its business. Like other mutual funds, businesses and individuals around the world, the Trust could be adversely affected if the computer systems used by its service providers do not properly process dates on and after January 1, 2000 and distinguish between the year 2000 and the year 1900. The Trust has asked its service providers whether they expect to have their computer systems adjusted for the year 2000 transition, and received assurances from each that its system is expected to accommodate the year 2000 without material adverse consequences to the Trust. The Trust and its shareholders may experience losses if these assurances prove to be incorrect or as a result of year 2000 computer difficulties experienced by issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others with which the Trust does business.

                           PART C: OTHER INFORMATION

POST EFFECTIVE AMENDMENT NO. 35

ITEM 23.  EXHIBITS:

(a)(1)     Registrant's Agreement and Declaration of Trust dated July 18, 1991, as originally filed with the SEC on August 29, 1991, is incorporated herein by reference to Post- Effective Amendment No. 32 to Registrant's
             Registration Statement on Form N-1A (File No. 33-42484), filed with the
             Securities and Exchange Commission on February 27, 1998.
(a)(2)     Registrant's Amendment to the Agreement and Declaration of Trust dated
             December 2, 1996, is incorporated herein by reference to Post-Effective
             Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File
             No. 33-42484), filed with the Securities and Exchange Commission on
             December 13, 1996.
(a)(3)     Registrant's Amendment to the Agreement and Declaration of Trust dated
             February 18, 1997, is incorporated herein by reference to Post-Effective
             Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File
             No. 33-42484), filed with the Securities and Exchange Commission on
             February 27, 1997.
(b)(1)     Registrant's By-Laws are incorporated herein by reference to Registrant's
             Registration Statement on Form N-1A (File No. 33-42484), filed with the
             Securities and Exchange Commission on August 29, 1991.
(b)(2)     Registrant's Amended and Restated By-Laws are incorporated herein by reference to Post-Effective Amendment No. 27 to Registrant's Registration
             Statement on Form N-1A (File No. 33-42484), filed with the Securities and
             Exchange Commission on December 12, 1996.
(c)        Not Applicable.
(d)(1)     Investment Advisory Agreement between Registrant and HGK Asset Management,
             Inc. with respect to HGK Fixed Income Fund dated August 15, 1994 as originally filed with Post-Effective Amendment No. 15 to Registrant's
             Registration Statement on Form N-1A (File No. 33-42484), filed with the
             Securities and Exchange Commission on June 15, 1994 is incorporated herein by reference to Post-Effective Amendment No. 24 filed on February 28,
             1996.
(d)(2)     Investment Advisory Agreement between Registrant and AIG Capital Management
             Corp. with respect to AIG Money Market Fund originally filed with
             Post-Effective Amendment No. 17 to Registrant's Registration Statement on
             Form N-1A (File No. 33-42484), filed with the Securities and Exchange
             Commission on September 19, 1994 is incorporated herein by reference to
             Post-Effective Amendment No. 28 filed February 27, 1997.
(d)(3)     Investment Advisory Agreement between Registrant and First Manhattan Co.
             with respect to FMC Select Fund dated May 3, 1995 as originally filed with
             Post-Effective Amendment No. 19 to Registrant's Registration Statement on
             Form N-1A (File No. 33-42484) filed with the Securities and Exchange
             Commission on February 1, 1995 is incorporated herein by reference to
             Post-Effective Amendment No. 24 filed on February 28, 1996.
(d)(4)     Investment Advisory Agreement between Registrant and CRA Real Estate
             Securities L.P. dated December 31, 1996 with respect to the CRA Realty
             Shares Portfolio is incorporated herein by reference to Post-Effective
             Amendment No. 29 to Registrant's Registration Statement on Form N-1A (File
             No. 33-42484) filed with the Securities and Exchange Commission on May 22,
             1997.

(d)(5)     Investment Advisory Agreement between Registrant and MDL Capital Management,
             Inc. with respect to the MDL Broad Market Fixed Income Portfolio and the
             MDL Large Cap Growth Equity Portfolio is incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement
             on Form N-1A (File No. 33-42484), filed with the Securities and Exchange
             Commission on February 27, 1998.
(d)(6)     Investment Advisory Agreement between Registrant and SAGE Global Funds, LLC with respect to the SAGE Corporate Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant's Registration
             Statement on Form N-1A (File No. 33-42484), filed with the Securities and
             Exchange Commission on February 27, 1998.
(d)(7)     Investment Sub-Advisory Agreement between SAGE Global Funds, LLC and
             Standard Asset Group, Inc. with respect to the SAGE Corporate Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 33 to
             Registrant's Registration Statement on Form N-1A (File No. 33-42484),
             filed with the Securities and Exchange Commission on May 18, 1998.
(d)(8)     Form of Investment Advisory Agreement between Registrant and LSV Asset
             Management Company is incorporated herein by reference to Post-Effective
             Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File
             No. 33-42484), filed with the Securities and Exchange Commission on
             December 29, 1998.
(d)(9)     Amended and Restated Schedule to the Investment Advisory Agreement dated May
             3, 1995 between Registrant and First Manhattan Company is incorporated herein by reference to Post-Effective Amendment No. 34 to Registrant's
             Registration Statement on Form N-1A (File No. 33-42484), filed with the
             Securities and Exchange Commission on December 29, 1998.
(e)(1)     Amended and Restated Distribution Agreement between Registrant and SEI
             Financial Services Company dated August 8, 1994 as originally filed with
             Post-Effective Amendment No. 17 to Registrant's Registration Statement on
             Form N-1A (File No. 33-42484) filed with the Securities and Exchange
             Commission on September 19, 1994 is incorporated herein by reference to
             Post-Effective Amendment No. 24 filed on February 28, 1996.
(e)(2)     Distribution Agreement between Registrant and CCM Securities, Inc. dated
             February 28, 1997 is incorporated herein by reference to Post-Effective
             Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File
             No. 33-42484), filed with the Securities and Exchange Commission on June
             30, 1997.
(e)(3)     Amended and Restated Sub-Distribution and Servicing Agreement between SEI
             Investments Company and AIG Equity Sales Corporation is incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant's
             Registration Statement on Form N-1A (File No. 33-42484), filed with the
             Securities and Exchange Commission on February 27, 1998.
(f)        Not Applicable.
(g)        Custodian Agreement between Registrant and CoreStates Bank N.A. originally filed Pre-Effective Amendment No. 1 to Registrant's Registration Statement
             on Form N-1A (File No. 33-42484), filed with the Securities and Exchange
             Commission on October 28, 1991 is incorporated herein by reference to
             Post-Effective Amendment No. 28 filed on February 27, 1997.

(h)(1)     Amended and Restated Administration Agreement between Registrant and SEI
             Financial Management Corporation, including schedules relating to Clover
             Capital Equity Value Fund, Clover Capital Fixed Income Fund, White Oak
             Growth Stock Fund, Pin Oak Aggressive Stock Fund, Roulston Midwest Growth
             Fund, Roulston Growth and Income Fund, Roulston Government Securities
             Fund, A+P Large-Cap Fund, Turner Fixed Income Fund, Turner Small Cap Fund,
             Turner Growth Equity Fund, Morgan Grenfell Fixed Income Fund, Morgan
             Grenfell Municipal Bond Fund and HGK Fixed Income Fund dated May 17, 1994 as originally filed with Post-Effective Amendment No. 15 to Registrant's
             Registration Statement on Form N-1A (File No. 33-42484), filed with the
             Securities and Exchange Commission on June 15, 1994 is incorporated herein by reference to Post-Effective Amendment No. 24 filed on February 28,
             1996.
(h)(2)     Schedule dated November 11, 1996 to Administration Agreement dated November
             14, 1991 as Amended and Restated May 17, 1994 adding the CRA Realty Shares
             Portfolio is incorporated herein by reference to Post-Effective Amendment
             No. 29 to Registrant's Registration Statement on Form N-1A (File No.
             33-42484), filed with the Securities and Exchange Commission on May 22,
             1997.
(h)(3)     Shareholder Service Plan and Agreement for the Class A Shares of the CRA
             Realty Shares Portfolio is incorporated herein by reference to
             Post-Effective Amendment No. 30 to Registrant's Registration Statement on
             Form N-1A (File No. 33-42484), filed with the Securities and Exchange
             Commission on June 30, 1997.
(h)(4)     Schedule to Amended and Restated Administration Agreement dated May 8, 1995 to the Administration Agreement dated November 14, 1991 as Amended and
             Restated May 17, 1994 with respect to the FMC Select Fund is incorporated herein by reference to Post-Effective Amendment No. 28 to Registrant's
             Registration Statement on Form N-1A (File No. 33-42484), filed with the
             Securities and Exchange Commission on February 27, 1997.
(h)(5)     Consent to Assignment and Assumption of Administration Agreement dated June
             1, 1996 is incorporated herein by reference to Post-Effective Amendment
             No. 28 to Registrant's Registration Statement on Form N-1A (File No.
             33-42484), filed with the Securities and Exchange Commission on February
             27, 1997.
(h)(6)     Schedule to the Amended and Restated Administration Agreement adding the MDL
             Broad Market Fixed Income Fund and the MDL Large Cap Growth Equity Fund
             incorporated herein by reference to Post-Effective Amendment No. 32 to
             Registrant's Registration Statement on Form N-1A (File No. 33-42484),
             filed with the Securities and Exchange Commission on February 27, 1998.
(h)(7)     Schedule to the Amended and Restated Administration Agreement adding the
             SAGE Corporate Fixed Bond Fund is incorporated herein by reference to
             Post-Effective Amendment No. 32 to Registrant's Registration Statement on
             Form N-1A (File No. 33-42484), filed with the Securities and Exchange
             Commission on February 27, 1998.
(h)(8)     Schedule dated May 19, 1997 to Administration Agreement dated November 14,
             1991 between the Advisors' Inner Circle Fund and SEI Financial Management
             Corporation adding the AIG Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant's Registration
             Statement on Form N-1A (File No. 33-42484), filed with the Securities and
             Exchange Commission on February 27, 1998.
(h)(9)     Schedule to Administration Agreement relating to the CRA Realty Portfolio is incorporated herein by reference to Post-Effective Amendment No. 32 to
             Registrant's Registration Statement on Form N-1A (File No. 33-42484),
             filed with the Securities and Exchange Commission on February 27, 1998.

(h)(10)    [Form of] Shareholder Servicing Agreement for AIG Money Market Fund is
             incorporated herein by reference to Post-Effective Amendment No. 32 to
             Registrant's Registration Statement on Form N-1A (File No. 33-42484),
             filed with the Securities and Exchange Commission on February 27, 1998.
(h)(11)    Transfer Agency Agreement dated November 30, 1994 is incorporated herein by reference to Post-Effective Amendment No. 33 to Registrant's Registration
             Statement on Form N-1A (File No. 33-42484), filed with the Securities and
             Exchange Commission on May 18, 1998.
(h)(12)    Amendment dated August 17, 1998 to the Schedule dated May 8, 1995 to the
             Administration Agreement dated November 14, 1991 as amended and restated
             May 17, 1994 between Registrant and SEI Financial Management Corporation is incorporated herein by reference to Post-Effective Amendment No. 34 to
             Registrant's Registration Statement on Form N-1A (File No. 33-42484),
             filed with the Securities and Exchange Commission on December 29, 1998.
(h)(13)    Assignment and Assumption Agreement dated February 27, 1998 between
             Registrant and Oak Associates Funds is incorporated herein by reference to
             Post-Effective Amendment No. 34 to Registrant's Registration Statement on
             Form N-1A (File No. 33-42484), filed with the Securities and Exchange
             Commission on December 29, 1998.
(i)        Opinion and Consent of Counsel dated October 24, 1991, as originally filed
             October 28, 1991, is incorporated herein by reference to Post-Effective
             Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File
             No. 33-42484), filed with the Securities and Exchange Commission on
             February 27, 1998.
(j)        Consent of Independent Public Accountants is filed herewith.
(k)        Not Applicable.
(l)        Not Applicable.
(m)        Distribution Plan for The Advisors' Inner Circle Fund as originally filed with Post-Effective Amendment No. 17 to Registrant's Registration
             Statement on Form N-1A (File No. 33-42484), filed with the Securities and
             Exchange Commission on September 19, 1994 is incorporated herein by reference to Post-Effective Amendment No. 24 filed on February 28, 1996.
(n)        To be filed by Amendment.
(o)        Rule 18f-3 Plan dated May 15, 1995, as originally filed June 1, 1995, is incorporated herein by reference to Post-Effective Amendment No. 32 to
             Registrant's Registration Statement on Form N-1A (File No. 33-42484),
             filed with the Securities and Exchange Commission on February 27, 1998.
(p)        Powers of Attorney for Mark E. Nagle, John T. Cooney, William M. Doran,
             Frank E. Morris, Robert A. Nesher, Eugene B. Peters, Robert A. Patterson
             and James M. Storey are incorporated herein by reference to Post-Effective
             Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File
             No. 33-42484), filed with the Securities and Exchange Commission on
             December 29, 1998.

ITEM 24.  Persons Controlled by or under Common Control with Registrant:

    See Statements of Additional Information regarding the control relationships of The Advisors' Inner Circle Fund (the "Fund"). SEI Investments Management Corporation a wholly-owned subsidiary of SEI Investments Company ("SEI"), is the owner of all beneficial interest in SEI Investments Mutual Funds Services ("the Administrator"). SEI and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers.

ITEM 25.  Indemnification:

    Article VIII of the Agreement and Declaration of Trust filed as Exhibit a to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26.  Business and Other Connections of Investment Advisor:

    Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of the Adviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

HGK ASSET MANAGEMENT, INC.
-----------------------------

    HGK Asset Management, Inc. is the investment adviser for the HGK Fixed Income Fund. The principal address of HGK Asset Management, Inc. is Newport Tower, 525 Washington Blvd., Jersey City, NJ 07310.

    The list required by this Item 26 of general partners of HGK Asset Management, Inc., together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such general partners during the past two years is incorporated by reference to Schedules B and D of Form ADV filed by HGK Asset Management, Inc. under the Advisers Act of 1940 (SEC File No. 801-19314).

AIG CAPITAL MANAGEMENT CORP.
----------------------------

    AIG Capital Management Corp. is the investment adviser for the AIG Money Market Fund. The principal address of AIG Capital Management Corp. is 70 Pine Street, New York, NY 10270.

    The list required by this Item 26 of directors and officers of AIG Capital Management Corp., together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such directors and officers during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by AIG Capital Management Corp. under the Advisers Act of 1940 (SEC File No. 801-47192).

FIRST MANHATTAN CO.
-------------------

    First Manhattan Co. is the investment adviser for the FMC Select Fund. The principal address of First Manhattan Co. is 437 Madison Avenue, New York, NY 10022.

    The list required by this Item 26 of general partners of First Manhattan Co., together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such general partners during the past two years is incorporated by reference to Schedules B and D of Form ADV filed by First Manhattan Co. under the Advisers Act of 1940 (SEC File No. 801-12411).

CRA REAL ESTATE SECURITIES L.P.
-------------------------------

    CRA Real Estate Securities L.P. is the investment adviser for the CRA Realty Shares Portfolio. The principal address of CRA Real Estate Securities L.P. is Suite 205, 259 Radnor-Chester Road, Radnor, PA 19087.

    The list required by this Item 26 of general partners of CRA Real Estate Securities L.P., together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such general partners during the past two years is incorporated by reference to Schedules B and D of Form ADV filed by CRA Real Estate Securities L.P. under the Advisers Act of 1940 (SEC File No. 801-49083).

MDL CAPITAL MANAGEMENT, INC.
----------------------------

    MDL Capital Management, Inc. is the investment adviser for the MDL Broad Market Fixed Income Portfolio and the MDL Large Cap Growth Equity Portfolio. The principal address of MDL Capital Management, Inc. is 225 Ross Street, Pittsburgh, PA 15222.

    The list required by this Item 26 of general partners of MDL Capital Management, Inc., together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such general partners during the past two years is incorporated by reference to Schedules B and D of Form ADV filed by MDL Capital Management, Inc. under the Advisers Act of 1940 (SEC File No. 801-43419).

SAGE GLOBAL FUNDS, LLC
----------------------

    SAGE Global Funds, LLC is the investment adviser for the SAGE Corporate Bond Fund. The principal address of SAGE Global Funds, LLC is 55 William Street, Suite G-40, Wellesley, MA 02181.

    The list required by this Item 26 of general partners of SAGE Global Funds, LLC, together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such general partners during the past two years is incorporated by reference to Schedules B and D of Form ADV filed by SAGE Global Funds, LLC under the Advisers Act of 1940 (SEC File No. 801-54753).

STANDARD ASSET GROUP, INC.
-----------------------------

    Standard Asset Group, Inc. is the investment sub-adviser for the SAGE Corporate Bond Fund. The principal address of Standard Asset Group, Inc. is 55 William Street, Suite G-40, Wellesley, MA 02181.

    The list required by this Item 26 of general partners of Standard Asset Group, Inc., together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such general partners during the past two years is incorporated by reference to Schedules B and D of Form ADV filed by Standard Asset Group, Inc. under the Advisers Act of 1940 (SEC File No. 801-29883).

LSV ASSET MANAGEMENT COMPANY
----------------------------

    LSV Asset Management Company is the investment adviser for the LSV Value Equity Fund. The address of LSV Asset Management Company 200 W. Madison Street, 27th Floor, Chicago, Illinois 60606.

    The list required by this Item 26 of general partners of LSV Asset Management Company, together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such general partners during the past two years is incorporated by reference to Schedules B and D of Form ADV filed by LSV Asset Management Company under the Advisers Act of 1940 (SEC File No. 801-47689).

ITEM 27.  Principal Underwriters:

    (a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

    Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

SEI Daily Income Trust                    July 15, 1982
SEI Liquid Asset Trust                    November 29, 1982
SEI Tax Exempt Trust                      December 3, 1982
SEI Index Funds                           July 10, 1985
SEI Institutional Managed Trust           January 22, 1987
SEI Institutional International Trust     August 30, 1988
The Pillar Funds                          February 28, 1992
CUFUND                                    May 1, 1992
STI Classic Funds                         May 29, 1992
First American Funds, Inc.                November 1, 1992
First American Investment Funds, Inc.     November 1, 1992
The Arbor Fund                            January 28, 1993
Boston 1784 Funds-Registered Trademark-   June 1, 1993
The PBHG Funds, Inc.                      July 16, 1993
Morgan Grenfell Investment Trust          January 3, 1994
The Achievement Funds Trust               December 27, 1994
Bishop Street Funds                       January 27, 1995
CrestFunds, Inc.                          March 1, 1995
STI Classic Variable Trust                August 18, 1995
ARK Funds                                 November 1, 1995
Monitor Funds                             January 11, 1996
SEI Asset Allocation Trust                April 1, 1996
TIP Funds                                 April 28, 1996
SEI Institutional Investments Trust       June 14, 1996
First American Strategy Funds, Inc.       October 1, 1996
HighMark Funds                            February 15, 1997
Armada Funds                              March 8, 1997
PBHG Insurance Series Fund, Inc.          April 1, 1997
The Expedition Funds                      June 9, 1997
Alpha Select Funds                        January 1, 1998
Oak Associates Funds                      February 27, 1998
The Nevis Funds, Inc.                     June 29, 1998
The Parkstone Group of Funds              September 14, 1998

    The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

    (b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

                                                  POSITION AND OFFICE                     POSITIONS AND OFFICES
             NAME                                   WITH UNDERWRITER                         WITH REGISTRANT
-------------------------------  ------------------------------------------------------  ------------------------
Alfred P. West, Jr.              Director, Chairman of the Board of Directors                       --

Henry H. Greer                   Director                                                           --

Carmen V. Romeo                  Director                                                           --

Gilbert L. Beebower              Executive Vice President                                           --

Richard B. Lieb                  Executive Vice President                                           --

Dennis J. McGonigle              Executive Vice President                                           --

Robert M. Silvestri              Chief Financial Officer & Treasurer                                --

Leo J. Dolan, Jr.                Senior Vice President                                              --

Carl A. Guarino                  Senior Vice President                                              --

Larry Hutchison                  Senior Vice President                                              --

Jack May                         Senior Vice President                                              --

Hartland J. McKeown              Senior Vice President                                              --

Barbara J. Moore                 Senior Vice President                                              --

Kevin P. Robins                  Senior Vice President & General Counsel                 Vice President,
                                                                                           Assistant Secretary

Patrick K. Walsh                 Senior Vice President                                              --

Robert Aller                     Vice President                                                     --

Gordon W. Carpenter              Vice President                                                     --

Todd Cipperman                   Vice President & Assistant Secretary                    Vice President,
                                                                                           Assistant Secretary

S. Courtney E. Collier           Vice President & Assistant Secretary                               --

Robert Crudup                    Vice President & Managing Director                                 --

Barbara Doyne                    Vice President                                                     --

Jeff Drennen                     Vice President                                                     --

Vic Galef                        Vice President & Managing Director                                 --

Lydia A. Gavalis                 Vice President & Assistant Secretary                    Vice President,
                                                                                           Assistant Secretary

Greg Gettinger                   Vice President & Assistant Secretary                               --

Kathy Heilig                     Vice President                                          Vice President,
                                                                                           Assistant Secretary

Jeff Jacobs                      Vice President                                                     --

Samuel King                      Vice President                                                     --

Kim Kirk                         Vice President & Managing Director                                 --

John Krzeminski                  Vice President & Managing Director                                 --

Carolyn McLaurin                 Vice President & Managing Director                                 --

W. Kelso Morrill                 Vice President                                                     --

Mark Nagle                       Vice President                                          Controller & Chief
                                                                                           Financial Officer

Joanne Nelson                    Vice President                                                     --

                                                  POSITION AND OFFICE                     POSITIONS AND OFFICES
             NAME                                   WITH UNDERWRITER                         WITH REGISTRANT
-------------------------------  ------------------------------------------------------  ------------------------
Joseph M. O'Donnell              Vice President & Assistant Secretary                    Vice President,
                                                                                           Assistant Secretary

Sandra K. Orlow                  Vice President & Assistant Secretary                    Vice President,
                                                                                           Assistant Secretary

Cynthia M. Parrish               Vice President & Assistant Secretary                               --

Kim Rainey                       Vice President                                                     --

Rob Redican                      Vice President                                                     --

Maria Rinehart                   Vice President                                                     --

Mark Samuels                     Vice President & Managing Director                                 --

Steve Smith                      Vice President                                                     --

Daniel Spaventa                  Vice President                                                     --

Kathryn L. Stanton               Vice President & Assistant Secretary                    Vice President,
                                                                                           Assistant Secretary

Lydia J. Streigel                Vice President & Assistant Secretary                    Vice President,
                                                                                           Assistant Secretary

Lori L. White                    Vice President & Assistant Secretary                               --

Wayne M. Withrow                 Vice President & Managing Director                                 --

ITEM 28.  Location of Accounts and Records:

    Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

        (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3);
    (6); (8); (12); and 31a-I (d), the required books and records are maintained at the offices of Registrant's Custodian:

           First Union National Bank
           Broad & Chestnut Streets
           P.O. Box 7618
           Philadelphia, PA 19101

         (b)/(c)  With respect to Rules 31a-1(a); 31a-1 (b)(1),(4); (2)(C) and
    (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator:

           SEI Investments Mutual Funds Services
           Oaks, PA 19456

        (c) With respect to Rules 31a-1 (b)(5), (6), (9) and (10) and 31a-1 (f),
    the required books and records are maintained at the offices of the Registrant's Advisers:

           HGK Asset Management, Inc.
           Newport Tower
           525 Washington Blvd.
           Jersey City, NJ 07310

           AIG Capital Management Corp.
           70 Pine Street
           20th Floor
           New York, NY 10270

           First Manhattan Co.
           437 Madison Avenue
           New York, NY 10022-7022

           CRA Real Estate Securities L.P.
           Suite 205
           259 North Radnor-Chester Road
           Radnor, PA 19087

           MDL Capital Management, Inc.
           225 Ross Street
           Pittsburgh, PA 15222

           SAGE Global Funds, LLC
           55 William Street, Suite G-40
           Wellesley, MA 02181

           Standard Asset Group, Inc.
           55 William Street
           Wellesley, MA 02181

           LSV Asset Management Company
           200 W. Madison Street, 27th Floor
           Chicago, Illinois 60606

ITEM 29.  Management Services:  None.

ITEM 30.  Undertakings:

    Registrant hereby undertakes that whenever shareholders meeting the requirements of Section 16(c) of the Investment Company Act of 1940 inform the Board of Trustees of their desire to communicate with shareholders of the Fund, the Trustees will inform such shareholders as to the approximate number of shareholders of record and the approximate costs of mailing or afford said shareholders access to a list of shareholders.

    Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee(s) when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares and in connection with such meetings to assist in communications with other shareholders as required by the provisions of Section 16(c) of the Investment Company Act of 1940.

    Registrant hereby undertakes to furnish each prospective person to whom a prospectus for any series of the Registrant is delivered with a copy of the Registrant's latest annual report to shareholders for such series, when such annual report is issued containing information called for by Item 5A of Form N-1A, upon request and without charge.

                                     NOTICE

    A copy of the Agreement and Declaration of Trust for The Advisors' Inner Circle Fund is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Fund by an officer of the Fund as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or shareholders individually but are binding only upon the assets and property of the Fund.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment No. 35 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 29th day of December, 1998.

                                THE ADVISORS' INNER CIRCLE FUND

                                By:              /s/ MARK E. NAGLE
                                     -----------------------------------------
                                              Mark E. Nagle President

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

              *
------------------------------  Trustee                      December 29, 1998
        John T. Cooney

              *
------------------------------  Trustee                      December 29, 1998
       William M. Doran

              *
------------------------------  Trustee                      December 29, 1998
       Frank E. Morris

              *
------------------------------  Trustee                      December 29, 1998
       Robert A. Nesher

              *
------------------------------  Trustee                      December 29, 1998
     Robert A. Patterson

              *
------------------------------  Trustee                      December 29, 1998
        Eugene Peters

              *
------------------------------  Trustee                      December 29, 1998
       James M. Storey

      /s/ MARK E. NAGLE
------------------------------  President, Controller &      December 29, 1998
        Mark E. Nagle             Chief Financial Officer

*By:      /s/ MARK E. NAGLE
      -------------------------
            Mark E. Nagle
          Attorney-in-Fact

                                 EXHIBIT INDEX

Exhibit No. and Description
-----------------------------------------------------------------------------------
   EX-99.A1   Registrant's Agreement and Declaration of Trust dated July 18, 1991, as originally filed with the SEC on August 29, 1991, is incorporated herein by reference to Post-Effective Amendment No. 32 to
                Registrant's Registration Statement on Form N-1A (File No.
                33-42484), filed with the Securities and Exchange Commission on
                February 27, 1998.

   EX-99.A2   Registrant's Amendment to the Agreement and Declaration of Trust dated
                December 2, 1996, is incorporated herein by reference to
                Post-Effective Amendment No. 27 to Registrant's Registration
                Statement on Form N-1A (File No. 33-42484), filed with the
                Securities and Exchange Commission on December 13, 1996.

   EX-99.A3   Registrant's Amendment to the Agreement and Declaration of Trust dated
                February 18, 1997, is incorporated herein by reference to
                Post-Effective Amendment No. 28 to Registrant's Registration
                Statement on Form N-1A (File No. 33-42484), filed with the
                Securities and Exchange Commission on February 27, 1997.

   EX-99.B1   Registrant's By-Laws are incorporated herein by reference to
                Registrant's Registration Statement on Form N-1A (File No.
                33-42484), filed with the Securities and Exchange Commission on
                August 29, 1991.

   EX-99.B2   Registrant's Amended and Restated By-Laws are incorporated herein by reference to Post-Effective Amendment No. 27 to Registrant's
                Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on December 12, 1996.

    EX-99.C   Not Applicable.

   EX-99.D1   Investment Advisory Agreement between Registrant and HGK Asset
                Management, Inc. with respect to HGK Fixed Income Fund dated August
                15, 1994 as originally filed with Post-Effective Amendment No. 15 to
                Registrant's Registration Statement on Form N-1A (File No.
                33-42484), filed with the Securities and Exchange Commission on June
                15, 1994 is incorporated herein by reference to Post-Effective
                Amendment No. 24 filed on February 28, 1996.

   EX-99.D2   Investment Advisory Agreement between Registrant and AIG Capital
                Management Corp. with respect to AIG Money Market Fund is
                incorporated herein by reference to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No.
                33-42484), filed with the Securities and Exchange Commission on
                September 19, 1994 is incorporated herein by reference to
                Post-Effective Amendment No. 28 filed February 27, 1997.

   EX-99.D3   Investment Advisory Agreement Between Registrant and First Manhattan
                Co. with respect to FMC Select Fund dated May 3, 1995 as originally filed with Post-Effective Amendment No. 19 to Registrant's
                Registration Statement on Form N-1A (File No.33-42484), filed with the Securities and Exchange Commission on February 1, 1995 is
                incorporated herein by reference to Post-Effective Amendment No. 24 filed on February 28, 1996.

Exhibit No. and Description
-----------------------------------------------------------------------------------
   EX-99.D4   Investment Advisory Agreement between Registrant and CRA Real Estate
                Securities L.P. dated December 31, 1996 with respect to the CRA
                Realty Shares Portfolio is incorporated herein by reference to
                Post-Effective Amendment No. 29 to Registrant's Registration
                Statement on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on May 22, 1997.

   EX-99.D5   Investment Advisory Agreement between Registrant and MDL Capital
                Management, Inc. with respect to the MDL Broad Market Fixed Income
                Portfolio and the MDL Large Cap Growth Equity Portfolio is
                incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No.
                33-42484), filed with the Securities and Exchange Commission on
                February 27, 1998.

   EX-99.D6   Investment Advisory Agreement between Registrant and SAGE Global
                Funds, LLC with respect to the SAGE Corporate Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No.
                33-42484), filed with the Securities and Exchange Commission on
                February 27, 1998.

   EX-99.D7   Investment Sub-Advisory Agreement between SAGE Global Funds, LLC and
                Standard Asset Group, Inc. with respect to the SAGE Corporate Bond
                Fund is incorporated herein by reference to Post-Effective Amendment
                No. 33 to Registrant's Registration Statement on Form N-1A (File No.
                33-42484), filed with the Securities and Exchange Commission on May
                18, 1998.

   EX-99.D8   Form of Investment Advisory Agreement between Registrant and LSV Asset
                Management Company is incorporated herein by reference to
                Post-Effective Amendment No. 34 to Registrant's Registration
                Statement on Form N-1A (File No. 33-42484), filed with the
                Securities and Exchange Commission on December 29, 1998.

   EX-99.D9   Amended and Restated Schedule to the Investment Advisory Agreement
                dated May 3, 1995 between Registrant and First Manhattan Company is incorporated herein by reference to Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File No.
                33-42484), filed with the Securities and Exchange Commission on
                December 29, 1998.

   EX-99.E1   Amended and Restated Distribution Agreement between Registrant and SEI
                Financial Services Company dated August 8, 1994 as originally filed with Post-Effective Amendment No. 17 to Registrant's Registration
                Statement on Form N-1A (File No. 33-42484), filed with the
                Securities and Exchange Commission on September 19, 1994 is
                incorporated herein by reference to Post-Effective Amendment No. 24 filed on February 28, 1996.

   EX-99.E2   Distribution Agreement between Registrant and CCM Securities, Inc.
                dated February 28, 1997 is incorporated herein by reference to
                Post-Effective Amendment No. 30 to Registrant's Registration
                Statement on From N-1A (File No. 33-42484), filed with the
                Securities and Exchange Commission on June 30, 1997.

   EX-99.E3   Amended and Restated Sub-Distribution and Servicing Agreement between
                SEI Investments Company and AIG Equity Sales Corporation is
                incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No.
                33-42484), filed with the Securities and Exchange Commission on
                February 27, 1998.

    EX-99.F   Not Applicable.

Exhibit No. and Description
-----------------------------------------------------------------------------------
    EX-99.G   Custodian Agreement between Registrant and CoreStates Bank N.A. is incorporated herein by reference to Pre-Effective Amendment No. 1 to
                Registrant's Registration Statement on Form N-1A (File No.
                33-42484), filed with the Securities and Exchange Commission on
                October 28, 1991 is incorporated herein by reference to
                Post-Effective Amendment No. 28 filed on February 27, 1997.

   EX-99.H1   Amended and Restated Administration Agreement between Registrant and
                SEI Financial Management Corporation, including schedules relating to Clover Capital Equity Value Fund, Clover Capital Fixed Income
                Fund, White Oak Growth Stock Fund, Pin Oak Aggressive Stock Fund,
                Roulston Midwest Growth Fund, Roulston Growth and Income Fund,
                Roulston Government Securities Fund, A+P Large-Cap Fund, Turner
                Fixed Income Fund, Turner Small Cap Fund, Turner Growth Equity Fund,
                Morgan Grenfell Fixed Income Fund, Morgan Grenfell Municipal Bond
                Fund and HGK Fixed Income Fund dated May 17, 1994 as originally filed with Post-Effective Amendment No. 15 to Registrant's
                Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 15, 1994 is
                incorporated herein by reference to Post-Effective Amendment No. 24 filed on February 28, 1996.

   EX-99.H2   Schedule dated November 11, 1996 to Administration Agreement dated
                November 14, 1991 as Amended and Restated May 17, 1994 adding the
                CRA Realty Shares Portfolio is incorporated herein by reference to
                Post-Effective Amendment No. 29 to Registrant's Registration
                Statement on Form N-1A (File No. 33-42484), filed with the
                Securities and Exchange Commission on May 22, 1997.

   EX-99.H3   Shareholder Service Plan and Agreement for the Class A Shares of the
                CRA Realty Shares Portfolio is incorporated herein by reference to
                Post-Effective Amendment No. 30 to Registrant's Registration
                Statement on Form N-1A (File No. 33-42484), filed with the
                Securities and Exchange Commission on June 30, 1997.

   EX-99.H4   Schedule to Amended and Restated Administration Agreement dated May 8,
                1995 to the Administration Agreement dated November 14, 1991 as
                Amended and Restated May 17, 1994 with respect to the FMC Select
                Fund is incorporated herein by reference to Post-Effective Amendment
                No. 28 to Registrant's Registration Statement on Form N-1A (File No.
                33-42484), filed with the Securities and Exchange Commission on
                February 27, 1997.

   EX-99.H5   Consent to Assignment and Assumption of Administration Agreement dated
                June 1, 1996 is incorporated herein by reference to Post-Effective
                Amendment No. 28 to Registrant's Registration Statement on Form N-1A
                (File No. 33-42484), filed with the Securities and Exchange
                Commission on February 27, 1997.

   EX-99.H6   Schedule to the Amended and Restated Administration Agreement adding the MDL Broad Market Fixed Income Fund and the MDL Large Cap Growth
                Equity Fund is incorporated herein by reference to Post-Effective
                Amendment No. 32 to Registrant's Registration Statement on Form N-1A
                (File No. 33-42484), filed with the Securities and Exchange
                Commission on February 27, 1998.

Exhibit No. and Description
-----------------------------------------------------------------------------------
   EX-99.H7   Schedule to the Amended and Restated Administration Agreement adding the SAGE Corporate Fixed Bond Fund incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant's Registration
                Statement on Form N-1A (File No. 33-42484), filed with the
                Securities and Exchange Commission on February 27, 1998.

   EX-99.H8   Schedule dated May 19, 1997 to Administration Agreement dated November
                14, 1991 between the Advisors' Inner Circle Fund and SEI Financial
                Management Corporation adding the AIG Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No.
                33-42484), filed with the Securities and Exchange Commission on
                February 27, 1998.

   EX-99.H9   Schedule to Administration Agreement relating to the CRA Realty
                Portfolios is incorporated herein by reference to Post-Effective
                Amendment No. 32 to Registrant's Registration Statement on Form N-1A
                (File No. 33-42484), filed with the Securities and Exchange
                Commission on February 27, 1998.

  EX-99.H10   [Form of] Shareholder Servicing Agreement for AIG Money Market Fund is
                incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No.
                33-42484), filed with the Securities and Exchange Commission on
                February 27, 1998.

  EX-99.H11   Transfer Agency Agreement dated November 30, 1994 is incorporated herein by reference to Post-Effective Amendment No. 33 to
                Registrant's Registration Statement on Form N-1A (File No.
                33-42484), filed with the Securities and Exchange Commission on May
                18, 1998.

  EX-99.H12   Amendment dated August 17, 1998 to the Schedule dated May 8, 1995 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between Registrant and SEI Financial
                Management Corporation is incorporated herein by reference to
                Post-Effective Amendment No. 34 to Registrant's Registration
                Statement on Form N-1A (File No. 33-42484), filed with the
                Securities and Exchange Commission on December 29, 1998.

  EX.99.H13   Assignment and Assumption Agreement dated February 27, 1998 between
                Registrant and Oak Associates Funds is incorporated herein by reference to Post-Effective Amendment No. 34 to Registrant's
                Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on December 29, 1998.

    EX-99.I   Opinion and Consent of Counsel dated October 24, 1991, as originally filed October 28, 1991, is incorporated herein by reference to
                Post-Effective Amendment No. 32 to Registrant's Registration
                Statement on Form N-1A (File No. 33-42484), filed with the
                Securities and Exchange Commission on February 27, 1998.

    EX-99.J   Consent of Independent Public Accountants is filed herewith.

    EX-99.K   Not Applicable.

    EX-99.L   Not Applicable.

    EX-99.M   Distribution Plan for The Advisors' Inner Circle Fund as originally filed with Post-Effective Amendment No. 17 to Registrant's
                Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on September 19, 1994 is
                incorporated herein by reference to Post-Effective Amendment No. 24 filed on February 28, 1996.

    EX-99.N   To be filed by Amendment.

Exhibit No. and Description
-----------------------------------------------------------------------------------
    EX-99.O   Rule 18f-3 Plan dated May 15, 1995, as originally filed June 1, 1995, is incorporated herein by reference to Post-Effective Amendment No.
                32 to Registrant's Registration Statement on Form N-1A (File No.
                33-42484), filed with the Securities and Exchange Commission on
                February 27, 1998.

    EX-99.P   Powers of Attorney for Mark E. Nagle, John T. Cooney, William M.
                Doran, Frank E. Morris, Robert A. Nesher, Eugene B. Peters, Robert
                A. Patterson and James M. Storey are incorporated herein by reference to Post-Effective Amendment No. 34 to Registrant's
                Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on December 29, 1998.